SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenues	$ 30,502	$ 22,909	$ 47,178	$ 42,477
Machines [Member]
Disaggregation of Revenue [Line Items]
Total revenues	23,043	16,823	34,962	31,589
Parts [Member]
Disaggregation of Revenue [Line Items]
Total revenues	5,332	4,724	9,499	8,358
Shipping and Handling [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,206	888	1,760	1,817
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	681	385	720	652
Software Subscription [Member]
Disaggregation of Revenue [Line Items]
Total revenues	239	87	236	51
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 1	$ 2	$ 1	$ 10